Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Intangible assets that have indefinite useful lives:
Trade names	¥ 75,860	¥ 99,395
Asset management contracts	150,686	153,778
Others	3,906	2,812
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	230,452	255,985
Intangible assets subject to amortization:
Software	94,898	99,342
Customer relationships	125,081	126,201
Others	32,388	33,071
Finite-Lived Intangible Assets, Gross, Total	252,367	258,614
Accumulated amortization	(96,485)	(89,587)
Net	155,882	169,027
Intangible Assets, Net (Excluding Goodwill), Total	¥ 386,334	¥ 425,012